Bank Premises, Furniture, Fixtures and Equipment - Maturities of Operating Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lease payments due:
Within one year	$ 200
After one year but within two years	65
After two years but within three years	64
After three year but within four years	65
After four years but within five years	66
After five years	73
Total undiscounted cash flows	533
Discount on cash flows	(9)
Total lease liability	$ 524
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total lease liability